Income Taxes (Details Narrative) - Jun. 30, 2015 - USD ($)	Total
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 25,564
Operating loss available to reduce future taxable income, year	Future years' taxable income through 2035